Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income before income taxes and non-controlling interests	R$ 4,075,295	R$ 13,381,078	R$ 19,442,015
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	18,711,841	12,532,133	15,091,975
Changes in the insurance technical provisions and pension plans	29,983,129	32,036,527	29,409,222
(Gains)/Net realized losses on financial assets at fair value through other comprehensive income	1,716,879	(655,832)	(1,073,563)
Expenses with provisions and contingent liabilities	3,822,270	9,244,967	4,306,043
Impairment of assets	2,162,468	3,196,683	1,757,981
Depreciation	2,960,106	2,737,383	1,460,013
Amortization of intangible assets	2,960,924	3,128,385	3,348,242
Share of profit of associates and joint ventures	(444,858)	(1,201,082)	(1,680,375)
Losses on disposal of non-current assets held for sale	130,024	277,763	516,713
Net losses from disposal of property and equipment	139,411	17,937	98,182
(Gains)/Losses on the sale of investments in associates	(29,829)	48,927
Effect of changes in exchange rates in cash and cash equivalents	(2,452,395)	(752,829)	(751,769)
Changes in assets and liabilities:
(Increase)/Decrease in reserve requirement - Central Bank	6,864,805	(3,025,422)	(20,882,690)
(Increase)/decrease in loans and advances to banks	(8,449,903)	(2,099,605)	33,357
(Increase)/decrease in loans and advances to customers	(125,720,138)	(123,571,123)	(112,861,770)
(Increase)/Reduction in financial assets at fair value through profit or loss	(26,226,912)	(3,598,627)	(3,625,822)
(Increase)/decrease in other assets	(25,168,411)	(33,187,183)	(31,884,484)
Increase/(decrease) in deposits from banks	53,292,918	(3,555,713)	(20,749,542)
Increase/(decrease) in deposits from customers	186,793,206	36,787,089	88,659,514
Increase/(Decrease) in financial liabilities at fair value through profit or loss	4,453,599	(1,908,004)	1,877,088
Increase/(decrease) in insurance technical provisions and pension plans	(18,820,436)	(15,312,123)	(16,920,525)
Increase/(decrease) in other provisions	(3,479,276)	(3,807,209)	(2,994,599)
Increase/(decrease) in other liabilities	(4,622,104)	27,988,377	14,167,163
Total	102,652,613	(51,297,503)	(33,257,631)
Interest received on investing financial assets	67,055,576	67,523,213	61,660,260
Interest paid	(21,560,365)	(27,246,400)	(27,813,710)
Income tax and social contribution paid	(5,715,233)	(8,433,279)	(7,086,237)
Net cash provided by/(used in) operating activities	142,432,591	(19,453,969)	(6,497,318)
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents paid	(3,173,403)		(442,122)
(Acquisition) of financial assets at fair value through other comprehensive income	(56,013,411)	(96,192,725)	(103,432,365)
Disposal of financial assets at fair value through other comprehensive income	54,381,559	99,911,819	103,897,609
Maturity of financial assets at amortized cost	53,919,341	17,458,880	21,759,857
(Acquisition) of financial assets at amortized cost	(47,169,156)	(41,401,367)	(70,719,797)
Disposal of non-current assets held for sale	559,661	613,246	688,885
(Acquisitions) of investments in associates	(491,438)		(52,844)
Sale of investments in associates	130,249	17,961
Dividends and interest on shareholders' equity received	296,323	720,985	1,513,712
(Acquisition) of property and equipment	(1,795,410)	(2,629,435)	(2,389,433)
Sale of premises and equipment	795,560	816,907	361,240
(Acquisition) of intangible assets	(2,469,105)	(2,696,067)	(3,053,156)
Interest received on investing financial assets	21,491,721	8,053,047	17,383,392
Net cash provided by/(used in) investing activities	20,462,491	(15,326,749)	(34,485,022)
Financing activities
Securities issued	61,833,816	84,982,152	85,963,195
Payments on securities issued	(84,286,467)	(60,215,940)	(69,747,110)
Issuance of subordinated debt	688,186		10,890,606
Payments on subordinated debts	(1,258,049)	(3,207,429)	(9,181,501)
Leases payment	(1,797,408)	(1,067,573)
Non-controlling interest	(144,051)	(106,741)	2,265
Interest paid	(10,009,878)	(16,951,569)	(16,986,503)
Interest on equity and dividends paid	(1,432,130)	(17,751,148)	(6,539,193)
Net cash provided by/(used in) financing activities	(36,405,981)	(14,318,248)	(5,598,241)
(Decrease)/Increase in cash and cash equivalents	126,489,101	(49,098,966)	(46,580,581)
Cash and cash equivalents
At the beginning of the year	61,879,493	110,225,630	156,054,442
Effect of changes in exchange rates in cash and cash equivalents	2,452,395	752,829	751,769
At the end of the year	190,820,989	61,879,493	110,225,630
(Decrease)/Increase in cash and cash equivalents	126,489,101	(49,098,966)	(46,580,581)
Non-cash transactions
Credit operations transferred to non-current assets held for sale	1,087,055	1,934,762	1,947,924
Dividends and interest on equity declared but not yet paid	3,825,613	126,755	4,876,458
(Gains)/losses on financial assets at fair value through other comprehensive income	R$ (17,591)	R$ (5,795,435)	R$ 296,915